SHARE-BASED COMPENSATION - Additional Details (Details) $ / shares in Units, $ in Millions		8 Months Ended	12 Months Ended
	Nov. 01, 2022	Nov. 01, 2022	Dec. 31, 2022 USD ($) period shares	Dec. 31, 2021	Dec. 31, 2007 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Threshold trading days	20 days	5 days
Common stock, cash dividend (dollars per share) | $ / shares					$ 2.5
OmniAb
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation expense			$ 29.3
Parent company net investment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation expense			$ 5.5
Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			6 months
Award vesting period, percentage			12.50%
Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			42 months
Award vesting period, percentage			2.10%
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years
Dividend yield			0.00%	0.00%
Stock options | OmniAb
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average period for recognition			1 year 7 months 28 days
Stock options | Parent company net investment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average period for recognition			1 year 3 days
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			3 years
Intrinsic value of RSUs vested			$ 0.5
Restricted stock units | OmniAb
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average period for recognition			1 year 4 months 20 days
Unrecognized stock-based compensation expense related to RSUs and ESPP			$ 5.8
Restricted stock units | Parent company net investment
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average period for recognition			1 year 3 days
Unrecognized stock-based compensation expense related to RSUs and ESPP			$ 2.6
Performance restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period			3 years
Performance restricted stock units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period, percentage			0.00%
Performance restricted stock units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period, percentage			200.00%
Performance restricted stock units | OmniAb
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average period for recognition			2 years
Unrecognized stock-based compensation expense related to RSUs and ESPP			$ 1.2
Employee share purchase plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield			0.00%	0.00%
Weighted-average period for recognition			1 year 2 months 19 days
Unrecognized stock-based compensation expense related to RSUs and ESPP			$ 1.6
Series of offering periods			24 months
Number of offering periods | period			4
Offering period			6 months
Initial offering period			24 months
Purchase price of common stock expressed as a percentage of its fair value			85.00%
Shares available to be issued under ESPP (in shares) | shares			1,758,109
Increase in shares available for issuance, percent			0.01